Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Select Small Cap Value Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Class A
Trading Symbol	SSCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 67	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 465,756,824
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 465,756,824
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%

Columbia Select Small Cap Value Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 54	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 465,756,824
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 465,756,824
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%

Columbia Select Small Cap Value Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SSVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 50	0.93% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 465,756,824
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 465,756,824
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%

Columbia Select Small Cap Value Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 48	0.88% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 465,756,824
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 465,756,824
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.1%
Kontoor Brands, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.8%
Skyward Specialty Insurance Group, Inc.	2.5%
Kemper Corp.	2.5%
KB Home	2.5%
Portland General Electric Co.	2.5%
Radian Group, Inc.	2.4%
Atlantic Union Bankshares Corp.	2.4%

[1]	Annualized.